March 31, 2000



DAVIS INTERNATIONAL
TOTAL RETURN FUND


SEMI-ANNUAL REPORT



DAVIS FUNDS
OVER 25 YEARS OF RELIABLE INVESTING

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

Dear Fellow Shareholder:

The Davis International Total Return Fund's Class A shares delivered a total return on net asset value of 21.23% for the six-month period and 20.56% for the one-year period ended March 31, 2000.1 During the same time periods, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index generated returns of 17.00% and 25.40%, respectively.(2)


While the Davis International Total Return Fund produced satisfactory results during the first six months of its fiscal year 2000, the long-term performance of the Fund has not been adequate, as long-term shareholders are well aware. Over a year ago, we took the first step in the process of addressing this performance by removing the previous sub-adviser from the management of the Fund. Throughout much of the past year, a team of analysts and portfolio managers at Davis Selected Advisers contributed to constructing a portfolio of world-class companies, and the Fund's relative performance improved somewhat over this time frame.

In the first half of this fiscal year, we turned from addressing the past to addressing the future by retaining Fiduciary International, Inc., a subsidiary of Fiduciary Trust Company International, as the sub-adviser for the Davis International Total Return Fund. We believe that Fund shareholders will benefit from the vast global resources that this first-class organization can bring to bear and we are reassured by the solid relationship we have enjoyed with the company over the years.

Effective March 1, 2000, the portfolio manager of the Fund has been Sheila Hartnett-Devlin (formerly Sheila Coco), who serves as Chairman of Fiduciary Trust Company International's Global Investment Committee and as a member of the Investment Policy Committee. Ms. Hartnett-Devlin has been a research analyst and portfolio manager with Fiduciary Trust Company International since 1980. In the future, she will be corresponding directly with you about the Fund's portfolio and investment results. We hope that you will share our enthusiasm for the professionalism, experience and global capabilities of Fiduciary Trust Company International.


Sincerely,


/s/ Christopher C. Davis
---------------------------------------------
Christopher C. Davis,
Member of the Davis Portfolio Management Team

May 9, 2000

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

This Semi-Annual Report is authorized for distribution only when accompanied or preceded by a current prospectus of Davis International Total Return Fund, which contains more information about risks, fees and expenses. Please read the prospectus carefully before investing or sending money.

(1) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for Davis International Total Return Fund's Class A shares for the periods ended March 31, 2000. Returns for other classes of shares will vary from the following figures:


* (Without a 4.75% sales charge taken into consideration )
------------------------------------------------------------------------------------------
FUND NAME                               1 YEAR      5 YEAR     10 YEAR    INCEPTION
---------                               ------      ------     -------    ---------
------------------------------------------------------------------------------------------
Davis International Total Return A      20.56%      7.22%       N/A       8.11% - 02/01/95
------------------------------------------------------------------------------------------



** (With a 4.75% sales charge taken into consideration)
------------------------------------------------------------------------------------------
FUND NAME                               1 YEAR      5 YEAR     10 YEAR    INCEPTION
---------                               ------      ------     -------    ---------
------------------------------------------------------------------------------------------
Davis International Total Return A      14.79%      6.18%       N/A       7.09% - 02/01/95
------------------------------------------------------------------------------------------


(2) The Morgan Stanley Capital International EAFE Index is a recognized international index that includes approximately 1,000 companies representing the stock markets of 18 countries in Europe, Australia, New Zealand, and the Far East. The average company has a market capitalization of over $3 billion. This is a total return index calculated in U.S. dollars, with gross dividends reinvested. It would be difficult to invest directly in the index.

An investment in the Fund is not a deposit of any bank and is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
At March 31, 2000 (Unaudited)

================================================================================

                                                              VALUE
     SHARES                                                  (NOTE 1)
     ------                                                  --------
COMMON STOCKS - (90.98%)

              FINLAND - (2.67%)
     5,000    Nokia Oyj.................................  $     1,057,818
                                                          ---------------
              FRANCE - (7.51%)
     5,000    Alcatel...................................        1,098,552
     3,800    Cap Gemini SA.............................        1,029,749
     6,610    Carrefour SA..............................          847,507
                                                          ---------------
                                                                2,975,808
              GERMANY - (3.91%)
    15,000    Direkt Anlage Bank AG*....................          713,853
     1,650    Intershop Communications AG*..............          832,638
                                                          ---------------
                                                                1,546,491
              HONG KONG - (5.56%)
    74,000    Cheung Kong Holdings Ltd..................        1,107,166
   125,000    Sun Hung Kai Properties Ltd...............        1,095,639
                                                          ---------------
                                                                2,202,805
                                                          ---------------
              ITALY - (1.48%)
    22,900    Arnoldo Mondadori Editore SpA.............          584,378
                                                          ---------------
              JAPAN - (20.76%)
    90,000    The Bank of Tokyo - Mitsubishi, Ltd.......        1,277,053
    30,000    Canon Inc.................................        1,300,346
    45,000    The Nomura Securities Co., Ltd............        1,454,391
     3,000    Rohm Co., Ltd.............................        1,042,972
    31,000    Sharp Corp................................          662,600
     5,400    Sony Corp.................................          762,475
     5,400    Sony Corp. - New*.........................          767,935
    25,000    Tokyo Broadcasting System, Inc............          955,331
                                                          ---------------
                                                                8,223,103
                                                          ---------------
              LUXEMBOURG - (0.66%)
     1,500    Societe Europeene  des Satellites.........          261,875
                                                          ---------------
              NETHERLANDS - (12.77%)
     8,500    Equant  NV*...............................          705,666
    30,000    Heineken NV...............................        1,604,375
    12,198    ING Groep NV..............................          661,099
    12,400    Koninklijke Philips Electronics NV........        2,085,007
                                                          ---------------
                                                                5,056,147
                                                          ---------------
              SPAIN - (1.79%)
    28,000    Telefonica SA.............................          707,821
                                                          ---------------

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 2000 (Unaudited)

================================================================================

                                                                                                VALUE
     SHARES                                                                                    (NOTE 1)
     ------                                                                                    --------
COMMON STOCKS - CONTINUED
              SWEDEN - (2.77%)
    70,000    Investor AB................................................................  $     1,095,137
                                                                                           ---------------
              SWITZERLAND - (7.87%)
     7,800    ABB Ltd....................................................................          895,955
     1,050    Adecco SA, Registered......................................................          726,381
       265    Julius Baer Holding Ltd....................................................          997,925
     1,500    The Selecta Group, Registered..............................................          497,800
                                                                                           ---------------
                                                                                                 3,118,061
                                                                                           ---------------
              TAIWAN - (4.53%)
    31,500    Taiwan Semiconductor Manufacturing Co., Ltd. ADR*..........................        1,795,500
                                                                                           ---------------
              UNITED KINGDOM - (17.26%)
    12,000    COLT Telecom Group PLC*....................................................          573,156
    83,200    Compass Group PLC..........................................................        1,080,658
    84,000    EMI Group PLC..............................................................          908,449
    24,359    Glaxo Wellcome PLC.........................................................          693,955
    38,045    Misys PLC..................................................................          534,608
   150,000    Old Mutual PLC*............................................................          353,446
   150,000    Saatchi & Saatchi PLC......................................................          878,840
   100,000    Telewest Communications PLC*...............................................          770,574
    60,000    WPP Group PLC..............................................................        1,041,234
                                                                                           ---------------
                                                                                                 6,834,920
                                                                                           ---------------
              UNITED STATES OF AMERICA - (1.44%)
    19,000    StarMedia Network, Inc.*...................................................          570,594
                                                                                           ---------------

                    TOTAL COMMON STOCKS (identified cost $29,708,553)...................        36,030,458
                                                                                           ---------------

PREFERRED STOCKS - (3.60%)

              GERMANY - (3.60%)
     2,000    SAP AG - (identified cost $627,539)........................................        1,424,834
                                                                                           ---------------


DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 2000 (Unaudited)

================================================================================

                                                                                           VALUE
    PRINCIPAL                                                                             (NOTE 1)
    ---------                                                                             --------
SHORT TERM - (10.76%)
$ 4,262,000   State Street Corporation Repurchase Agreement,
                6.05%, 04/03/00, dated 03/31/00, repurchase value of
                $4,264,149 (collateralized by $4,280,000 par value
                Federal Home Loan Bank, 6.125%, 10/27/00,
                market value  $4,392,350) - (identified cost $4,262,000)...........   $    4,262,000
                                                                                      --------------

                   TOTAL INVESTMENTS (identified cost $34,598,092) -
                     (105.34%) (a).................................................       41,717,292
                   LIABILITIES LESS OTHER ASSETS - (5.34%).........................       (2,112,989)
                                                                                      --------------
                   NET ASSETS - (100%).............................................   $   39,604,303
                                                                                      ==============

(a)Aggregate cost for Federal income tax purposes is $34,598,092.

*  Non income-producing security.

At March 31, 2000, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

              Unrealized appreciation..............................................   $    7,930,744
              Unrealized depreciation..............................................         (811,544)
                                                                                      --------------
                Net unrealized appreciation........................................   $    7,119,200
                                                                                      ==============


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES - At March 31, 2000 (Unaudited)

================================================================================


ASSETS:
     Investments in securities, at value (identified cost - $34,598,092) (See accompanying
         Schedule of Investments).........................................................   $      41,717,292
     Cash.................................................................................              11,530
     Receivables:
         Dividends and interest...........................................................              98,006
         Capital stock sold...............................................................              32,745
         From adviser.....................................................................              53,754
     Prepaid expenses.....................................................................               6,600
     Other assets.........................................................................              40,874
                                                                                             -----------------
              Total assets................................................................          41,960,801
                                                                                             -----------------
LIABILITIES:
     Payable for capital stock redeemed...................................................              15,138
     Investment securities purchased......................................................           2,249,294
     Accrued expenses.....................................................................              79,611
     Other liabilities....................................................................              12,455
                                                                                             -----------------
              Total liabilities...........................................................           2,356,498
                                                                                             -----------------
NET ASSETS ...............................................................................   $      39,604,303
                                                                                             =================
     CLASS A SHARES
         Net assets.......................................................................   $      33,753,280
         Shares outstanding...............................................................           2,605,117
         Net asset value and redemption price per share...................................            $  12.96
                                                                                                      ========
         Maximum offering price per share (100/95.25 of $12.96)*..........................            $  13.61
                                                                                                      ========
     CLASS B SHARES
         Net assets.......................................................................   $       5,416,611
         Shares outstanding...............................................................             437,708
         Net asset value and redemption price per share...................................            $  12.37
                                                                                                      ========
     CLASS C SHARES
         Net assets.......................................................................   $         434,412
         Shares outstanding...............................................................              34,160
         Net asset value and redemption price per share...................................            $  12.72
                                                                                                      ========

NET ASSETS CONSIST OF:
     Par value of shares of capital stock.................................................   $           3,077
     Additional paid-in capital...........................................................          33,745,888
     Accumulated net investment loss......................................................          (1,291,464)
     Net unrealized appreciation on investments and translation of assets and liabilities in
         foreign currencies...............................................................           7,119,200
     Accumulated net realized gains from investments and foreign currency transactions....              27,602
                                                                                             -----------------
              Net assets..................................................................   $      39,604,303
                                                                                             =================


*  On purchases of $100,000 or more, the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
STATEMENT OF OPERATIONS - For the six months ended March 31, 2000 (Unaudited)

================================================================================


INVESTMENT INCOME (LOSS):
     Income:
         Dividends (Net of foreign withholding taxes of $19,316)..........................   $          62,244
         Interest.........................................................................              94,164
                                                                                             -----------------
              Total income................................................................             156,408
                                                                                             -----------------

     Expenses:
         Management fees (Note 3)......................................  $       188,369
         Custodian fees................................................           28,101
         Transfer agent fees
           Class A.....................................................            7,785
           Class B.....................................................            3,307
           Class C.....................................................              253
         Audit fees....................................................            7,475
         Legal fees....................................................            5,874
         Accounting fees (Note 3)......................................            4,002
         Reports to shareholders.......................................           29,517
         Directors' fees and expenses..................................           22,761
         Registration and filing fees .................................           36,172
         Miscellaneous.................................................            1,920
         Payments under distribution plan (Note 4)
           Class A.....................................................            9,781
           Class B.....................................................           24,957
           Class C.....................................................            1,931
                                                                         ---------------
              Total expenses..............................................................             372,205
         Reimbursement of expenses by adviser (Note 3)....................................             (67,435)
         Expenses paid indirectly (Note 7)................................................                (297)
                                                                                             -----------------
              Net expenses................................................................             304,473
                                                                                             -----------------
                  Net investment loss.....................................................            (148,065)
                                                                                             -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

     Net realized gain (loss) from:
         Investment transactions..........................................................           3,607,404
         Foreign currency transactions....................................................            (887,547)
     Net increase in unrealized appreciation of investments...............................           4,568,043
                                                                                             -----------------
              Net realized and unrealized gain on investments and foreign currency........           7,287,900
                                                                                             -----------------

                  Net increase in net assets resulting from operations....................   $       7,139,835
                                                                                             =================

SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

================================================================================

                                                                                   SIX
                                                                               MONTHS ENDED
                                                                                 MARCH 31,            YEAR ENDED
                                                                                   2000              SEPTEMBER 30,
                                                                                (UNAUDITED)              1999
                                                                                -----------              ----
OPERATIONS:

     Net investment income (loss)...................................          $    (148,065)        $      22,959
     Net realized gain from investments and foreign currency
         transactions...............................................              2,719,857             5,939,314
     Increase (decrease) in unrealized appreciation on investments and
         translation of assets and liabilities in foreign currencies              4,568,043            (1,007,482)
                                                                              --------------        -------------
         Net increase  in net assets resulting from
              operations............................................              7,139,835             4,954,791


CAPITAL SHARE TRANSACTIONS:

     Net increase (decrease) in net assets resulting from capital share transactions (Note 5)
         Class A ...................................................                370,459            (3,797,361)
         Class B ...................................................               (109,302)           (1,654,561)
         Class C ...................................................                 63,360                10,020
                                                                              --------------        -------------

         Total increase (decrease)  in net assets...................              7,464,352              (487,111)

NET ASSETS:

     Beginning of period............................................             32,139,951            32,627,062
                                                                              -------------         -------------

     End of period (including net investment loss of $1,291,464 and
             $1,143,399, respectively).............................           $  39,604,303         $  32,139,951
                                                                              =============         =============


SEE NOTES TO FINANCIAL STATEMENTS.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
At March 31, 2000 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Davis International Series, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company currently offers one fund, Davis International Total Return Fund (the "Fund") whose primary objective is to achieve total return through capital growth or income or both. The Fund invests principally in the common stock of foreign companies and in common stock issued by U.S. companies doing substantial business in foreign markets. The Fund offers shares in four classes, Class A, Class B, Class C and Class Y. The Class A shares are sold with a front-end sales charge, the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class' distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities are normally valued using current market valuations: either the last reported sales price, or in the case of securities for which there is no reported last sale, the closing bid price. Debt securities maturing in 60 days or less are usually valued at amortized cost and longer term debt securities may be valued by an independent pricing service or broker. Securities for which market quotations are not readily available and other assets are appraised at fair value as determined in good faith in accordance with methods that are authorized by the Board of Directors. Because of the difference in times of closing of markets in which the Fund's securities are traded, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will generally not be reflected in the Fund's share price.

FOREIGN CURRENCY - Amounts denominated in or expected to settle in foreign currencies ("FC") are translated into United States dollars at current exchange rates computed by State Street Bank & Trust Company ("State Street Bank"), the Fund's custodian bank. Investment securities, other assets, and liabilities are valued at the closing rate of exchange at the balance sheet date. Purchases and sales of investment securities, income and expenses are valued at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred). The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
At March 31, 2000 (Unaudited)

================================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded as an unrealized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and the value at the time it was closed. Investments in forward currency contracts may expose the company to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for federal income or excise tax is required. At March 31, 2000, the Fund had approximately $2,692,000 of capital loss carryovers available to offset future capital gains, if any, which expire in 2007.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of the distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the six months ended March 31, 2000, were $26,609,522 and $27,328,303, respectively.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
At March 31, 2000 (Unaudited)

================================================================================

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Advisory fees are paid monthly to Davis Selected Advisers, L.P. (the "Adviser"), at the annual rate of 1.00% of the first $250 million of average net assets, 0.90% on the next $250 million of average annual net assets, and 0.80% of average annual net assets in excess of $500 million.

     The Adviser is paid for registering Fund shares for sale in various states. The fee for the six months ended March 31, 2000, amounted to $6,000. State Street Bank is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services paid to the Adviser for the six months ended March 31, 2000, amounted to $2,504. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee. The Adviser is also paid for certain accounting services. Such fee amounted to $4,002 for the six months ended March 31, 2000. The Adviser has agreed to reimburse the Fund for certain expenses incurred in the current fiscal year which amounted to $67,435. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

     Effective March 1, 2000 Fiduciary Trust Company International (the "Sub-Adviser") also acts as the Sub-Adviser of the Fund. The Sub-Adviser manages the day-to-day investment operations for the Fund. The Fund pays no fees directly to the Sub-Adviser. The Sub-Adviser receives from the Adviser 50% of the total annual investment advisory fees paid by the Fund to the Adviser.


NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

     Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

     During the six months ended March 31, 2000, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received $6,987 from commissions earned on sales of Class A shares of the Fund, of which $1,226 was retained by the underwriter and the remaining $5,761 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

     The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is reimbursed at the annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Fund for the six months ended March 31, 2000, was $9,781.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
At March 31, 2000 (Unaudited)

================================================================================
NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)
CLASS B SHARES

     Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

     The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. The National Association of Securities Dealers, Inc., ("NASD") limits the percentage of the Fund's average annual net assets attributable to Class B shares which may be used to reimburse the Distributor. The limit is 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution-related services to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1 %) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

     During the six months ended March 31, 2000, Class B shares of the Fund made distribution plan payments which included distribution fees of $18,743 and service fees of $6,214.

     Commission advances by the Distributor during the six months ended March 31, 2000, on the sale of Class B shares of the Fund amounted to $11,011, of which $9,327 was re-allowed to qualified selling dealers.

     The Distributor intends to seek payment from Class B shares of the Fund in the amount of $231,961, representing the cumulative commission advances by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

     A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended March 31, 2000, the Distributor received contingent deferred sales charges of $10,306 from redemptions of Class B shares of the Fund.

CLASS C SHARES

     Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. The Fund pays the Distributor 1% of the Fund's average annual net assets attributable to Class C shares, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

       During the six months ended March 31, 2000, Class C shares of the Fund made distribution payments of $1,931. During the six months ended March 31, 2000, the Distributor received $43 in contingent deferred sales charges from Class C shares of the Fund.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
At March 31, 2000 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK

     At March 31, 2000, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:



CLASS A                                                  SIX MONTHS ENDED
                                                          MARCH 31, 2000
                                                            (UNAUDITED)
                                                            -----------
                                                     SHARES          AMOUNT
                                                     ------          ------
Shares subscribed...........................        1,683,403  $   20,338,030
Shares redeemed.............................       (1,623,318)    (19,967,571)
                                                -------------  --------------
     Net increase...........................           60,085  $      370,459
                                                =============  ==============


                                                           YEAR ENDED
                                                        SEPTEMBER 30, 1999
                                                     ----------------------
                                                     SHARES          AMOUNT
                                                     ------          ------
Shares subscribed...........................          964,536  $   11,010,239
Shares redeemed.............................       (1,327,782)    (14,807,600)
                                                -------------  --------------
     Net decrease...........................         (363,246) $   (3,797,361)
                                                =============  ==============


CLASS B
                                                         SIX MONTHS ENDED
                                                          MARCH 31, 2000
                                                           (UNAUDITED)
                                                           -----------
                                                     SHARES          AMOUNT
                                                     ------          ------
Shares subscribed...........................           90,687  $    1,098,243
Shares redeemed.............................         (104,776)     (1,207,545)
                                                -------------  --------------
     Net decrease...........................          (14,089) $     (109,302)
                                                =============  ==============

                                                            YEAR ENDED
                                                       SEPTEMBER 30, 1999
                                                     ----------------------
                                                     SHARES          AMOUNT
                                                     ------          ------
Shares subscribed...........................           72,968  $      730,704
Shares redeemed.............................         (228,278)     (2,385,265)
                                                -------------  --------------
     Net decrease...........................         (155,310) $   (1,654,561)
                                                =============  ==============


DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
At March 31, 2000 (Unaudited)

================================================================================
NOTE 5 - CAPITAL STOCK - (CONTINUED)


CLASS C
                                                        SIX  MONTHS ENDED
                                                         MARCH 31, 2000
                                                           (UNAUDITED)
                                                           -----------
                                                      SHARES          AMOUNT
                                                      ------          ------
Shares subscribed...........................            18,703  $      226,024
Shares redeemed.............................           (13,242)       (162,664)
                                                 -------------  --------------
     Net increase...........................             5,461  $       63,360
                                                 =============  ==============


                                                             YEAR ENDED
                                                         SEPTEMBER 30, 1999
                                                      ----------------------
                                                      SHARES          AMOUNT
                                                      ------          ------
Shares subscribed...........................             9,748  $      106,601
Shares redeemed.............................            (8,962)        (96,581)
                                                 -------------  --------------
     Net increase...........................               786  $       10,020
                                                 =============  ==============


NOTE 6 - MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS

     A special meeting of shareholders was held on February 29, 2000. The only matter submitted for approval was consideration of a Sub-Advisory Agreement between Davis Selected Advisers, L.P., the Investment Adviser of the Fund, and Fiduciary International, Inc., a Sub-Adviser for the Fund. Proxies were not solicited but a Notice of Special Meeting was mailed to all shareholders of record. Of the eligible voting power, 1,533,591,191 votes or 50.75% voted to approve the Sub-Advisory Agreement. No votes were received either against approving the Sub-Advisory Agreement or abstaining.


NOTE 7 - CUSTODIAN FEES

     Under an agreement with the custodian bank, custody fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $297 during the six months ended March 31, 2000.

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

================================================================================

The following represents financial highlights for a share of capital stock outstanding throughout each period.


CLASS A                                SIX
                                    MONTHS ENDED                                                                    EIGHT
                                      MARCH 31,                   YEAR ENDED SEPTEMBER 30,                       MONTHS ENDED
                                       2000         -------------------------------------------------------      SEPTEMBER 30,
                                    (UNAUDITED)       1999          1998           1997              1996            1995
                                     --------       --------      --------       --------          --------         --------
Net Asset Value,
    Beginning of Period ..........   $  10.69       $   9.26      $  11.38       $  12.12          $  11.85         $  10.00
                                     --------       --------      --------       --------          --------         --------
Income (Loss) From
   Investment Operations
    Net Investment  Income (Loss)       (0.03)            --(5)         --             --              0.03             0.05
    Net Realized and Unrealized
      Gains (Losses) .............       2.30           1.43         (2.12)          0.25              0.85             1.80
                                     --------       --------      --------       --------          --------         --------
      Total From Investment
       Operations ................       2.27           1.43         (2.12)          0.25              0.88             1.85
                                     --------       --------      --------       --------          --------         --------
Dividends and Distributions
    Net Investment  Income .......         --             --            --             --             (0.03)              --
    Distributions from Realized
        Gains ....................         --             --            --          (0.99)            (0.58)              --
                                     --------       --------      --------       --------          --------         --------
     Total Dividends and
        Distributions ............         --             --            --          (0.99)            (0.61)              --
                                     --------       --------      --------       --------          --------         --------
Net Asset Value, End  of Period ..   $  12.96       $  10.69      $   9.26       $  11.38          $  12.12         $  11.85
                                     ========       ========      ========       ========          ========         ========

Total Return (1)..................      21.23%         15.44%       (18.63)%         2.71%             7.87%           18.50%
Ratios/Supplemental Data
    Net Assets, End of
      Period (000 omitted) .......   $ 33,753       $ 27,202      $ 26,921       $ 39,740          $ 41,545         $ 13,427
    Ratio of Expenses
      to  Average Net  Assets ....       1.47%(2)*      1.47%(2)      1.45%(2)       1.67%(2,3)        1.70%(2,3)         1.72%(2)*
    Ratio of Net Investment Income
      to Average Net  Assets .....      (0.64)%*        0.24%         0.13%          0.03%             0.23%            0.95%*
     Portfolio Turnover Rate(4)...         76%           154%           63%            97%               78%              85%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(2) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for the six months ended March 31, 2000, the years ended September 30, 1999, September 30, 1998, September 30, 1997, September 30, 1996 and the eight months ended September 30, 1995 would have been 1.83%, 1.95%, 1.86%, 1.93%, 2.24% and 2.88%, respectively.
(3) The ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement were 1.66% and 1.69% for the years ended September 30, 1997 and September 30, 1996, respectively. Prior to 1996, such reductions were reflected in the expense ratios.
(4) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
(5)  Less than $0.005 per share.

 *   Annualized

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

================================================================================

The following represents financial highlights for a share of capital stock outstanding throughout each period.



CLASS B                                     SIX
                                         MONTHS ENDED                                                                    EIGHT
                                           MARCH 31,                   YEAR ENDED SEPTEMBER 30,                       MONTHS ENDED
                                            2000         ------------------------------------------------------       SEPTEMBER 30,
                                         (UNAUDITED)       1999            1998          1997            1996            1995
                                          --------       --------        --------      --------        --------        --------
Net Asset Value,
    Beginning of Period ...............   $  10.26       $   8.98        $  11.15      $  12.00        $  11.79        $  10.00
                                          --------       --------        --------      --------        --------        --------
Income (Loss) From
   Investment Operations

    Net Investment Income (Loss) ......      (0.11)            --(5)           --         (0.10)          (0.03)          (0.01)
    Net Realized  and Unrealized
      Gains (Losses) ..................       2.22           1.28           (2.17)         0.24            0.82            1.80
                                          --------       --------        --------      --------        --------        --------
      Total From Investment
        Operations ....................       2.11           1.28           (2.17)         0.14            0.79            1.79
                                          --------       --------        --------      --------        --------        --------
Dividends and Distributions
    Distributions from Realized Gains .         --             --              --         (0.99)          (0.58)             --
                                          --------       --------        --------      --------        --------        --------
      Total  Dividends and
         Distributions ................         --             --              --         (0.99)          (0.58)             --
                                          --------       --------        --------      --------        --------        --------
Net Asset Value, End  of Period .......   $  12.37       $  10.26        $   8.98      $  11.15        $  12.00        $  11.79
                                          ========       ========        ========      ========        ========        ========

Total Return (1).......................      20.57%         14.25%         (19.46)%        1.77%           7.10%          17.90%
Ratios/Supplemental Data
    Net Assets, End of
      Period (000 omitted) ............   $  5,417       $  4,636        $  5,450      $  8,230        $  8,283        $  2,002
    Ratio of Expenses
      to  Average Net  Assets .........       2.50%(2)*      2.51%(2,3)      2.60%(2)      2.51%(2,3)      2.47%(2,3)      2.46%(2)*
    Ratio of Net Investment Income
      (Loss) to Average Net  Assets ...      (1.67)%*       (0.79)%         (1.02)%       (0.80)%         (0.54)%         (0.09)%*
    Portfolio Turnover Rate(4).........         76%           154%             63%           97%             78%             85%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(2) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for the six months ended March 31, 2000, the years ended September 30, 1999, September 30, 1998, September 30, 1997, September 30, 1996 and the eight months ended September 30, 1995 would have been 2.86%, 2.98%, 3.01%, 2.98%, 3.01% and 3.62%, respectively.
(3) The ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement were 2.50%, 2.50% and 2.46% for the years ended September 30, 1999, September 30, 1997 and September 30, 1996, respectively. Prior to 1996, such reductions were reflected in the expense ratios.
(4) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
(5)  Less than $0.005 per share.

 *   Annualized

DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

================================================================================

The following represents financial highlights for a share of capital stock outstanding throughout each period.


CLASS C
                                                                                                 AUGUST 19, 1997
                                               SIX                                                  (INCEPTION
                                           MONTHS ENDED                                              OF CLASS)
                                             MARCH 31,         YEAR ENDED SEPTEMBER 30,               THROUGH
                                              2000           ----------------------------          SEPTEMBER 30,
                                           (UNAUDITED)         1999                1998                1997
                                            --------         --------            --------            --------
Net Asset Value,
    Beginning of Period .................   $  10.53         $   9.17            $  11.37            $  11.50
                                            --------         --------            --------            --------
Income (Loss) From Investment Operations
    Net Investment Loss .................      (0.02)              --(5)               --               (0.02)
    Net Realized  and Unrealized
      Gains (Losses) ....................       2.21             1.36               (2.20)              (0.11)
                                            --------         --------            --------            --------
      Total From Investment Operations ..       2.19             1.36               (2.20)              (0.13)
                                            --------         --------            --------            --------
Net Asset Value, End  of Period .........   $  12.72         $  10.53            $   9.17            $  11.37
                                            ========         ========            ========            ========

Total Return(1)..........................      20.80%           14.83%             (19.35)%             (1.13)%
Ratios/Supplemental Data
    Net Assets, End of
      Period (000 omitted) ..............    $   434         $    302            $    256            $     61
    Ratio of Expenses
      to  Average Net  Assets ...........       2.50%(2)*        2.52%(2,3)          2.78%(2,3)          2.62%(2)*
    Ratio of Net Investment Income (Loss)
      to Average Net  Assets ............      (1.67)%*         (0.80)%             (1.19)%             (2.27)%*
     Portfolio Turnover Rate(4)..........         76%                                  63%                 97%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(2) Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets for the six months ended March 31, 2000, the years ended September 30, 1999, September 30, 1998 and the period ended September 30, 1997 would have been 2.86%, 2.99%, 3.19% and 3.14%, respectively.
(3) The ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement were 2.51% and 2.77% for the years ended September 30, 1999 and September 30, 1998, respectively.
(4) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
(5)  Less than $0.005 per share.

 *   Annualized

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











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














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



DAVIS INTERNATIONAL SERIES, INC.
DAVIS INTERNATIONAL TOTAL RETURN FUND
2949 East Elvira Road, Tucson, Arizona 85706
================================================================================


                DIRECTORS                      OFFICERS
                Jeremy H. Biggs                Jeremy H. Biggs
                Christopher C. Davis               Chairman
                G. Bernard Hamilton            Christopher C. Davis
                Keith R. Kroeger                   President
                The Very Reverend              Kenneth C. Eich
                   James R. Leo                    Vice President
                Richard M. Murray              Sharra L. Reed
                Theodore B. Smith Jr.              Vice President, Treasurer
                                                   & Assistant Secretary
                                              Thomas D. Tays
                                                  Vice President & Secretary
                                              Andrew A. Davis
                                                  Vice President
INVESTMENT ADVISER
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
1-800-279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
D'Ancona & Pflaum
111 E. Wacker Drive
Suite 2800
Chicago, Illinois  60601-4205

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2300
Denver, Colorado 80202


================================================================================
FOR MORE INFORMATION ABOUT DAVIS INTERNATIONAL SERIES, INC., DAVIS INTERNATIONAL TOTAL RETURN FUND, INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.
================================================================================

Davis Selected Advisers, L.P.
2949 East Elvira Road
Suite 101
Tucson, AZ 85706
1-800-279-0279










DAVIS FUNDS
OVER 25 YEARS OF RELIABLE INVESTING